RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profit allocated to general reserve fund	10.00%	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%	50.00%
Minimum percentage of after-tax profit transferred by VIE and its subsidiaries to statutory reserve fund	10.00%	10.00%
Maximum percentage criteria for its appropriation of after-tax profit by VIE and its subsidiaries to certain statutory reserve funds	50.00%	50.00%
Amount appropriated	¥ 89	$ 14	¥ 517
Net assets subject to restriction	¥ 167,294	$ 26,252
Restricted Investments, Percent of Net Assets	27.50%	27.50%